Schedule of Investments (unaudited) September 30, 2019	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds — 17.3%

Azerbaijan — 1.1%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD	224	$259,370

Chile — 1.8%
Corp. Nacional del Cobre de Chile:
4.50%, 09/16/25		200	219,062
4.25%, 07/17/42		200	216,500

			435,562

China — 3.9%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		200	209,813
Export-Import Bank of China, 2.63%, 03/14/22		200	201,308
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25		249	257,326
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26		263	262,671

			931,118

Colombia — 0.3%
Ecopetrol SA, 5.88%, 05/28/45		70	81,769

Indonesia — 1.8%
Pertamina Persero PT, 4.30%, 05/20/23		200	210,188
Perusahaan Listrik Negara PT, 4.13%, 05/15/27		200	210,312

			420,500

Kazakhstan — 1.0%
KazMunayGas National Co. JSC, 6.38%, 10/24/48		200	248,500

Mexico — 3.8%
Petroleos Mexicanos:
4.88%, 01/24/22		50	51,650
3.50%, 01/30/23		153	152,465
4.50%, 01/23/26		68	65,687
6.84%, 01/23/30		387	400,119
5.63%, 01/23/46		50	42,550
6.35%, 02/12/48		108	98,907
7.69%, 01/23/50		80	83,206

			894,584

Oman — 0.9%
Oman Sovereign Sukuk SAOC, 4.40%, 06/01/24		200	201,250

Security	Par (000)		Value

Peru — 0.9%
Petroleos del Peru SA, 4.75%, 06/19/32	USD	200	$219,250

South Africa — 0.9%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21		200	202,000

Venezuela — 0.9%
Petroleos de Venezuela SA(a)(b):
9.00%, 11/17/21		435	34,827
12.75%, 02/17/22		442	35,320
6.00%, 05/16/24		945	75,595
6.00%, 11/15/26		213	17,027
9.75%, 05/17/35		746	59,669

			222,438

Total Corporate Bonds — 17.3% (Cost — $4,658,868)			4,116,341

Foreign Agency Obligations — 74.5%
Abu Dhabi Government International Bond, 2.50%, 09/30/29		300	297,975
Angolan Government International Bond, 8.25%, 05/09/28		200	207,375
Argentine Republic Government International Bond:
6.88%, 04/22/21		150	73,500
4.63%, 01/11/23		30	12,581
7.50%, 04/22/26		171	74,813
6.88%, 01/26/27		304	128,440
5.88%, 01/11/28		91	37,310
6.63%, 07/06/28		150	62,475
8.28%, 12/31/33		248	121,009
5.25%, 12/31/38(c)		80	31,920
6.88%, 01/11/48		273	115,343
7.13%, 06/28/17		25	10,813
Brazilian Government International Bond:
2.63%, 01/05/23		200	200,563
4.25%, 01/07/25		200	211,187
5.00%, 01/27/45		200	207,625
Colombia Government International Bond:
2.63%, 03/15/23		200	201,188
4.50%, 01/28/26		200	218,125
5.63%, 02/26/44		200	250,437
Costa Rica Government International Bond, 7.16%, 03/12/45		200	200,438

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Dominican Republic International Bond:
5.50%, 01/27/25	USD	232	$244,470
6.85%, 01/27/45		150	167,063
6.50%, 02/15/48		150	160,969
Ecuador Government International Bond:
10.75%, 03/28/22		200	217,562
8.75%, 06/02/23		250	263,937
7.88%, 01/23/28		280	265,475
10.75%, 01/31/29		200	215,875
Egypt Government Bond, 16.10%, 05/07/29	EGP	1,933	129,606
Egypt Government International Bond:
6.13%, 01/31/22	USD	200	206,125
6.20%, 03/01/24		305	318,344
7.90%, 02/21/48		200	201,125
El Salvador Government International Bond:
5.88%, 01/30/25		78	80,243
6.38%, 01/18/27		33	34,279
7.65%, 06/15/35		80	85,825
European Bank for Reconstruction & Development, 16.95%, 04/03/20	UAH	3,200	131,832
Ghana Government International Bond, 7.63%, 05/16/29	USD	235	234,706
Guatemala Government Bond, 4.50%, 05/03/26		200	205,937
Hungary Government International Bond:
5.38%, 02/21/23		232	255,127
7.63%, 03/29/41		40	66,388
Indonesia Government International Bond:
4.35%, 01/08/27		200	217,187
4.75%, 07/18/47		200	229,187
International Finance Corp., 15.75%, 05/13/20(d)	UAH	1,500	60,921
Iraq International Bond, 6.75%, 03/09/23	USD	200	204,500
Ivory Coast Government International Bond, 5.75%, 12/31/32(c)		186	182,024
Jamaica Government International Bond, 6.75%, 04/28/28		200	237,625
Jordan Government International Bond, 5.75%, 01/31/27		200	205,438
Kazakhstan Government International Bond, 3.88%, 10/14/24		200	211,800
Kenya Government International Bond, 7.25%, 02/28/28		200	207,250

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Lebanon Government International Bond:
6.65%, 04/22/24	USD	150	$100,969
6.20%, 02/26/25		140	93,056
6.60%, 11/27/26		130	84,134
6.65%, 11/03/28		60	38,738
6.65%, 02/26/30		80	51,850
Mexico Government International Bond:
4.13%, 01/21/26		200	212,100
4.75%, 03/08/44		150	162,328
5.75%, 10/12/10		96	110,550
Mongolia Government International Bond, 5.13%, 12/05/22		200	199,438
Nigeria Government International Bond:
6.50%, 11/28/27		400	403,750
7.88%, 02/16/32		200	210,812
Oman Government International Bond:
5.38%, 03/08/27		240	235,050
5.63%, 01/17/28		200	196,500
6.00%, 08/01/29		235	232,650
Pakistan Government International Bond, 8.25%, 04/15/24		200	215,875
Panama Government International Bond, 4.00%, 09/22/24		280	299,075
Peruvian Government International Bond, 5.63%, 11/18/50		152	222,727
Philippine Government International Bond, 3.00%, 02/01/28		363	380,439
Poland Government International Bond:
3.00%, 03/17/23		160	165,250
3.25%, 04/06/26		150	159,656
Qatar Government International Bond:
4.00%, 03/14/29		400	443,500
4.82%, 03/14/49		200	247,875
Republic of South Africa Government International Bond:
4.67%, 01/17/24		100	104,688
5.65%, 09/27/47		200	199,750
5.75%, 09/30/49		335	333,296
Russian Federal Bond — OFZ, 7.25%, 05/10/34	RUB	3,930	61,187
Russian Foreign Bond — Eurobond:
4.25%, 06/23/27	USD	400	425,200
5.25%, 06/23/47		200	237,437
Saudi Government International Bond:
4.38%, 04/16/29		200	224,400
4.63%, 10/04/47		200	227,000
Senegal Government International Bond, 6.25%, 05/23/33		300	301,687
Serbia International Bond, 4.88%, 02/25/20		281	282,967
Sri Lanka Government International Bond:
6.25%, 10/04/20		100	101,281
6.20%, 05/11/27		400	374,000

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Agency Obligations (continued)
Turkey Government International Bond:
6.00%, 01/14/41	USD	270	$241,650
5.75%, 05/11/47		200	175,000
Ukraine Government International Bond:
7.75%, 09/01/21		235	244,400
7.75%, 09/01/22		172	180,944
7.75%, 09/01/25		400	420,000
0.00%, 05/31/40(e)		462	432,259
Uruguay Government International Bond:
4.38%, 10/27/27		120	131,888
5.10%, 06/18/50		160	190,050
4.98%, 04/20/55		107	125,692
Zambia Government International Bond, 8.50%, 04/14/24		400	284,500

Total Foreign Agency Obligations — 74.5% (Cost — $17,581,960)			17,669,535

Security	Par (000)		Value
U.S. Treasury Obligations — 1.0%
U.S. Treasury Notes, 2.50%, 01/31/21	USD	240	$242,250

Total U.S. Treasury Obligations — 1.0% (Cost — $242,278)			242,250

Total Long-Term Investments — 92.8% (Cost — $22,483,106)			22,028,126

	Shares

Short-Term Securities — 6.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(f)(g)		1,435,647	1,435,647

Total Short-Term Securities — 6.1% (Cost — $1,435,647)			1,435,647

Total Investments — 98.9% (Cost — $23,918,753)			23,463,773

Other Assets Less Liabilities — 1.1%			271,181

Net Assets — 100.0%			$23,734,954

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the [Fund/Trust/Master Portfolio] for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income (a)	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	78,056	1,357,591	1,435,647	$1,435,647	$13,380	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Currency Abbreviations

EUR — Euro

MXN — Mexican Peso

RUB — New Russian Ruble

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

JSC — Joint Stock Company

OTC — Over-the-Counter

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	2	12/06/19	$380	$(623)
Long U.S. Treasury Bond	9	12/19/19	1,461	(3,813)

				$(4,436)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	10,000	USD	10,932	Goldman Sachs International	11/14/19	$3
USD	11,071	EUR	10,000	BNP Paribas S.A.	11/14/19	137
USD	11,038	EUR	10,000	Deutsche Bank AG	11/14/19	104
USD	115,974	MXN	2,300,000	Natwest Markets PLC	11/14/19	247
USD	118,875	MXN	2,360,000	Natwest Markets PLC	11/14/19	128
USD	118,941	RUB	7,730,000	Barclays Bank PLC	11/14/19	385
USD	119,470	RUB	7,750,000	Morgan Stanley & Co. International PLC	11/14/19	607

						1,611

MXN	4,660,000	USD	238,107	Deutsche Bank AG	11/14/19	(3,633)
RUB	3,777,427	USD	58,280	Bank of America N.A.	11/14/19	(345)
RUB	15,310,000	USD	238,177	Bank of America N.A.	11/14/19	(3,365)
USD	82,333	ZAR	1,255,714	BNP Paribas S.A.	11/14/19	(119)
USD	31,101	ZAR	474,286	Morgan Stanley & Co. International PLC	11/14/19	(41)
USD	36,477	ZAR	556,761	Morgan Stanley & Co. International PLC	11/14/19	(81)
USD	82,750	ZAR	1,263,239	Natwest Markets PLC	11/14/19	(195)
ZAR	816,927	USD	55,045	Deutsche Bank AG	11/14/19	(1,405)
ZAR	2,703,073	USD	182,203	Goldman Sachs International	11/14/19	(4,716)

						(13,900)

						$(12,289)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Argentina	5.00%	Quarterly	12/20/24	USD	750	$(51,454)	$(48,953)	$(2,501)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Bond Fund

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00	Quarterly	Goldman Sachs International	12/20/24	USD	267	$4,747	$5,063	$(316)
Republic of Colombia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	223	(771)	(897)	126
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	261	30,188	34,149	(3,961)
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	56	6,477	7,327	(850)
Republic of Turkey	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	238	27,528	31,140	(3,612)

							$68,169	$76,782	$(8,613)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual/semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds(a)	$—	$4,116,341	$—	$4,116,341
Foreign Agency Obligations	—	17,608,614	60,921	17,669,535
U.S. Treasury Obligations	—	242,250	—	242,250
Short-Term Securities	1,435,647	—	—	1,435,647

	$1,435,647	$21,967,205	$60,921	$23,463,773

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$126	$—	$126
Forward foreign currency contracts	—	1,611	—	1,611
Liabilities:
Credit contracts	—	(11,240)	—	(11,240)
Forward foreign currency contracts	—	(13,900)	—	(13,900)
Interest rate contracts	(4,436)	—	—	(4,436)

	$(4,436)	$(23,403)	$—	$(27,839)

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6